Note 9 - Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of the transactions between related parties [text block]
	December 31,	December 31,	December 31,
	2018	2017	2016

Salaries and benefits	$952,079	$813,400	$755,475
Share-based payments	1,090,540	2,216,170	1,537,060
Directors’ fees	70,000	70,000	41,000
	$2,112,619	$3,099,570	$2,333,535